Intangible Assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2020	2021
	US$	US$
Purchased software	566,123	591,920
Others	8,964	—
Less: Accumulated amortization	(178,592)	(342,954)
Intangible Assets, net	396,495	248,966

Amortization expense of intangible assets for the years ended December 31, 2019, 2020 and 2021 amounted to US$46,732, US$130,004 and US$153,085, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2026 and thereafter is US$151,592, US$80,016, US$17,358, nil and nil respectively.